Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2020		2019
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	12,926	19	19,424	22
Amounts receivable from joint ventures and associates	339	10	672	2
Receivables related to disposals[a]	1,291	2,402	159	125
Other receivables	2,628	637	3,166	701
	17,184	3,068	23,421	850
Non-financial assets
Gulf of Mexico oil spill trust fund reimbursement asset	32	—	201	—
Sales taxes and production taxes	557	504	640	538
Other receivables	175	779	180	759
	764	1,283	1,021	1,297
	17,948	4,351	24,442	2,147